Revenue - Balances from Contract with Customers and Estimated Deferred Revenue to be Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Jan. 01, 2025	Dec. 31, 2024
Revenue
Deferred revenue-current	$ 31,415		$ 50,071
Deferred revenue-non-current	20,132		48,432
Total deferred revenue	51,547	$ 98,500	98,503
Estimated deferred revenue
Not later than 1 year	31,415		50,071
Between 1 to 2 years	11,314		39,288
Between 2 to 3 years	4,666		4,084
Between 3 to 4 years	859		1,095
Later than 4 years	3,293		3,965
Total deferred revenue	51,547	$ 98,500	98,503
Deferred revenue recognized	59,000
Oncology/Immunology segment
Revenue
Deferred revenue-current	31,362		50,007
Deferred revenue-non-current	20,132		48,432
Other Ventures segment
Revenue
Deferred revenue-current	$ 53		$ 64